SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Interest paid	$ 985	$ 829	$ 507
Income taxes paid	172	179	427
Changes in non-cash working capital
Accounts receivable	284	42	176
Prepayments	(415)	(120)	5
Accounts payable and other	(89)	146	(305)
Changes in non-cash working capital, net	$ (220)	$ 68	$ (124)